Schedule of Investments (unaudited) April 30, 2019	iShares® Core Growth Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 31.9%
iShares Core S&P 500 ETF(a)(b)	1,245,970	$368,732,362
iShares Core S&P Mid-Cap ETF(a)	132,254	26,039,490
iShares Core S&P Small-Cap ETF(a)	142,963	11,455,625

		406,227,477

Domestic Fixed Income — 34.1%
iShares Core Total USD Bond Market ETF(a)(b)	8,575,944	433,685,488

International Equity — 27.9%
iShares Core MSCI Emerging Markets ETF(a)(b)	1,508,107	79,688,374
iShares Core MSCI International Developed Markets ETF(a)	4,951,368	275,741,684

		355,430,058

International Fixed Income — 6.0%
iShares Core International Aggregate Bond ETF(a)(b)	1,434,981	76,656,685

Total Investment Companies — 99.9% (Cost: $1,198,041,643)		1,271,999,708

Short-Term Investments

Money Market Funds — 12.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(a)(c)(d)	154,724,762	154,786,652

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(a)(c)	1,082,716	$1,082,716

		155,869,368

Total Short-Term Investments — 12.3% (Cost: $ 155,869,368)		155,869,368

Total Investments in Securities — 112.2% (Cost: $ 1,353,911,011)		1,427,869,076

Other Assets, Less Liabilities — (12.2)%		(154,756,344)

Net Assets — 100.0%		$1,273,112,732

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,909,951	150,814,811	(a)	—		154,724,762	$154,786,652	$79,244	(b)	$7,158	$(367)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,083,431	—		(715	)(a)	1,082,716	1,082,716	33,529		—	—
iShares Core International Aggregate Bond ETF	1,296,426	569,627		(431,072)		1,434,981	76,656,685	2,492,300		395,139	879,265
iShares Core MSCI Emerging Markets ETF	1,110,627	751,828		(354,348)		1,508,107	79,688,374	1,319,649		1,594,686	(1,666,604)
iShares Core MSCI International Developed Markets ETF	4,373,793	2,104,334		(1,526,759)		4,951,368	275,741,684	2,711,935		1,439,399	(3,739,835)
iShares Core S&P 500 ETF	1,134,222	476,411		(364,663)		1,245,970	368,732,362	5,268,971		21,577,787	(1,200,466)
iShares Core S&P Mid-Cap ETF	129,926	65,449		(63,121)		132,254	26,039,490	271,553		655,583	(517,017)
iShares Core S&P Small-Cap ETF	144,695	78,841		(80,573)		142,963	11,455,625	129,687		1,009,364	(1,486,430)
iShares Core Total USD Bond Market ETF	7,675,408	3,247,748		(2,347,212)		8,575,944	433,685,488	9,133,209		250,075	10,454,933

							$1,427,869,076	$21,440,077		$26,929,191	$2,723,479

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Growth Allocation ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,271,999,708	$—	$—	$1,271,999,708
Money Market Funds	155,869,368	—	—	155,869,368

	$1,427,869,076	$—	$—	$1,427,869,076

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